PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2023 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 96.7%
Asset-Backed Securities 3.4%
Collateralized Loan Obligations
BlueMountain CLO Ltd. (Cayman Islands), Series 2016-02A, Class A1R2, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	6.499%(c)	08/20/32	20,000	$19,628,322
BlueMountain Fuji US CLO Ltd. (Cayman Islands), Series 2017-02A, Class A1AR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)	6.250(c)	10/20/30	4,864	4,810,805
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1A, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)	6.342(c)	07/27/31	5,237	5,180,065
Series 2015-04A, Class A1R, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)	6.590(c)	07/20/32	7,000	6,896,924

Guggenheim CLO STAT Ltd. (Cayman Islands), Series 2022-01A, Class A1A, 144A, 3 Month SOFR + 2.590% (Cap N/A, Floor 2.590%)	7.658(c)	10/25/31	23,805	23,901,571
KKR Static CLO Ltd. (Cayman Islands), Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.220% (Cap N/A, Floor 2.220%)	6.738(c)	10/20/31	40,000	39,895,592
Madison Park Funding Ltd. (Cayman Islands), Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	6.276(c)	10/15/32	7,500	7,425,994
Signal Peak CLO Ltd., Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)	6.365(c)	04/25/31	9,400	9,280,728
TICP CLO Ltd. (Cayman Islands), Series 2017-09A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	6.390(c)	01/20/31	13,724	13,594,890
TSTAT Ltd. (Bermuda), Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.370% (Cap N/A, Floor 2.370%)	6.883(c)	01/20/31	24,000	23,959,003

Total Asset-Backed Securities (cost $154,294,256)				154,573,894
Convertible Bond 0.0%
Telecommunications
Digicel Group Holdings Ltd. (Jamaica), Sub. Notes, 144A, Cash coupon 7.000% or PIK N/A (cost $56,425)	7.000	06/16/23(oo)	383	42,124

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds 80.4%
Aerospace & Defense 2.3%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A(a)	6.000%	02/15/28	15,150	$13,929,971
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	23,375	22,922,460
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	3,828	3,818,430
Sr. Unsec’d. Notes, 144A(a)	7.500	02/01/29	3,900	3,785,106
Sr. Unsec’d. Notes, 144A(a)	7.875	04/15/27	16,575	16,320,076

Spirit AeroSystems, Inc., Sec’d. Notes, 144A	7.500	04/15/25	6,286	6,210,071
TransDigm UK Holdings PLC, Gtd. Notes	6.875	05/15/26	8,575	8,510,688
TransDigm, Inc.,
Gtd. Notes	5.500	11/15/27	20,458	19,230,527
Gtd. Notes	7.500	03/15/27	6,788	6,771,368
Sr. Sec’d. Notes, 144A	6.250	03/15/26	2,475	2,458,092
				103,956,789
Airlines 1.3%
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A(a)	7.250	02/15/28	2,925	2,864,165
Sr. Sec’d. Notes, 144A	11.750	07/15/25	4,896	5,366,384

American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A	5.500	04/20/26	40,069	39,326,922
United Airlines, Inc., Sr. Sec’d. Notes, 144A	4.375	04/15/26	4,237	4,010,287
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A(a)	7.875	05/01/27	7,933	7,159,533
Sr. Unsec’d. Notes, 144A(a)	9.500	06/01/28	3,500	3,189,270
				61,916,561
Apparel 0.2%
Hanesbrands, Inc., Gtd. Notes, 144A(a)	4.875	05/15/26	3,625	3,376,855
William Carter Co. (The), Gtd. Notes, 144A	5.625	03/15/27	7,240	7,070,901
				10,447,756
Auto Manufacturers 1.3%
Allison Transmission, Inc., Sr. Unsec’d. Notes, 144A(a)	4.750	10/01/27	3,824	3,635,631

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes(a)	2.300%	02/10/25	4,000	$3,725,556
Sr. Unsec’d. Notes	2.700	08/10/26	1,750	1,547,926
Sr. Unsec’d. Notes	4.125	08/17/27	3,207	2,898,162
Sr. Unsec’d. Notes	4.950	05/28/27	2,300	2,157,593
Sr. Unsec’d. Notes	5.584	03/18/24	1,525	1,516,545
Sr. Unsec’d. Notes	6.800	05/12/28	8,625	8,524,983
Sr. Unsec’d. Notes	6.950	03/06/26	3,800	3,807,250
Sr. Unsec’d. Notes	7.350	11/04/27	9,750	9,874,292

Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	7.750	10/15/25	6,625	6,610,226
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A	2.750	03/09/28	3,125	2,546,775
Sr. Unsec’d. Notes, 144A, MTN(a)	1.850	09/16/26	6,450	5,449,070

Nissan Motor Co. Ltd. (Japan), Sr. Unsec’d. Notes, 144A	4.345	09/17/27	2,750	2,452,469
PM General Purchaser LLC, Sr. Sec’d. Notes, 144A	9.500	10/01/28	3,950	3,709,068
				58,455,546
Auto Parts & Equipment 0.6%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A(a)	4.875	08/15/26	6,695	6,321,352
Sr. Sec’d. Notes, 144A(a)	7.000	04/15/28	3,300	3,333,000
American Axle & Manufacturing, Inc.,
Gtd. Notes(a)	6.250	03/15/26	1,341	1,290,817
Gtd. Notes(a)	6.500	04/01/27	4,444	4,129,408

Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	5.750	04/15/25	9,473	9,378,270
Dana, Inc.,
Sr. Unsec’d. Notes(a)	5.375	11/15/27	2,400	2,256,160
Sr. Unsec’d. Notes(a)	5.625	06/15/28	1,000	920,552

Titan International, Inc., Sr. Sec’d. Notes(a)	7.000	04/30/28	2,300	2,093,566
				29,723,125
Banks 0.9%
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes, MTN	3.625	09/09/24	2,170	2,068,639

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A	7.625%	05/01/26	3,925	$3,439,883
Intesa Sanpaolo SpA (Italy), Sub. Notes, 144A, MTN	5.017	06/26/24	4,775	4,622,582
Popular, Inc. (Puerto Rico),
Sr. Unsec’d. Notes	6.125	09/14/23	16,300	16,137,000
Sr. Unsec’d. Notes	7.250	03/13/28	14,600	14,454,000
				40,722,104
Building Materials 1.3%
Cemex SAB de CV (Mexico), Gtd. Notes, 144A	7.375	06/05/27	1,885	1,948,972
Eco Material Technologies, Inc., Sr. Sec’d. Notes, 144A	7.875	01/31/27	5,175	4,909,960
JELD-WEN, Inc.,
Gtd. Notes, 144A	4.625	12/15/25	4,350	4,198,598
Gtd. Notes, 144A(a)	4.875	12/15/27	6,320	5,506,107
Sr. Sec’d. Notes, 144A(a)	6.250	05/15/25	1,850	1,869,013

Masonite International Corp., Gtd. Notes, 144A(a)	5.375	02/01/28	2,376	2,252,329
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.750	01/15/28	6,375	5,852,663
Sr. Unsec’d. Notes, 144A(a)	5.000	02/15/27	35,138	33,035,154

Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes, 144A	6.500	03/15/27	280	279,378
				59,852,174
Chemicals 2.6%
Avient Corp., Sr. Unsec’d. Notes, 144A	5.750	05/15/25	27,462	27,343,396
Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A, Cash coupon 8.250% and PIK 2.000%	10.250	09/01/27	6,000	5,321,798
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	4.875	06/01/24	13,450	13,113,750
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A	4.250	10/01/28	3,481	2,795,728
Sr. Sec’d. Notes, 144A	9.750	11/15/28	7,775	7,727,371

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Chemicals (cont’d.)

Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250%	04/01/25		16,813	$16,339,461
SPCM SA (France), Sr. Unsec’d. Notes, 144A(a)	3.125	03/15/27		18,392	16,837,140
TPC Group, Inc., Sr. Sec’d. Notes, 144A	13.000	12/16/27		5,361	5,313,514
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A	5.750	07/15/25(d)		4,070	444,574
Sr. Sec’d. Notes, 144A	9.500	07/01/25(d)		25,261	18,756,292

WR Grace Holdings LLC, Sr. Sec’d. Notes, 144A(a)	4.875	06/15/27		4,615	4,281,881
					118,274,905
Coal 0.1%
Conuma Resources Ltd. (Canada), Sr. Sec’d. Notes, 144A	13.125	05/01/28		6,200	5,921,000
Commercial Services 4.3%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A(a)	5.500	03/01/28		4,953	4,616,240
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26		60,146	56,392,556
Sr. Unsec’d. Notes, 144A	9.750	07/15/27		10,774	9,471,162
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28		10,366	8,593,310
Sr. Sec’d. Notes, 144A	4.625	06/01/28		3,625	2,972,500

Alta Equipment Group, Inc., Sec’d. Notes, 144A(a)	5.625	04/15/26		19,350	17,726,806
AMN Healthcare, Inc., Gtd. Notes, 144A	4.625	10/01/27		15,275	14,162,357
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A(a)	4.750	04/01/28		1,020	913,343
Gtd. Notes, 144A(a)	5.750	07/15/27		6,575	6,209,049
Gtd. Notes, 144A	5.750	07/15/27		13,920	12,937,999

Avis Budget Finance PLC, Gtd. Notes	4.750	01/30/26	EUR	1,825	1,898,803
Brink’s Co. (The), Gtd. Notes, 144A	4.625	10/15/27		1,311	1,222,801

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)

Herc Holdings, Inc., Gtd. Notes, 144A(a)	5.500%	07/15/27	14,941	$14,188,677
Hertz Corp. (The), Gtd. Notes, 144A(a)	4.625	12/01/26	3,625	3,231,282
MPH Acquisition Holdings LLC, Sr. Sec’d. Notes, 144A	5.500	09/01/28	6,250	5,008,308
United Rentals North America, Inc., Gtd. Notes	4.875	01/15/28	1,275	1,215,581
Verscend Escrow Corp., Sr. Unsec’d. Notes, 144A	9.750	08/15/26	36,573	36,629,440
				197,390,214
Computers 0.8%
CA Magnum Holdings (India), Sr. Sec’d. Notes, 144A	5.375	10/31/26	2,100	1,819,519
NCR Corp., Gtd. Notes, 144A	5.750	09/01/27	18,220	18,085,399
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Sr. Sec’d. Notes, 144A	5.750	06/01/25	15,915	15,870,984
				35,775,902
Distribution/Wholesale 0.4%
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875	12/15/28	18,099	15,538,823
Ritchie Bros Holdings, Inc. (Canada), Sr. Sec’d. Notes, 144A	6.750	03/15/28	1,200	1,214,268
				16,753,091
Diversified Financial Services 3.6%
Bread Financial Holdings, Inc., Gtd. Notes, 144A	4.750	12/15/24	26,515	24,859,686
goeasy Ltd. (Canada),
Gtd. Notes, 144A	4.375	05/01/26	950	847,875
Gtd. Notes, 144A(a)	5.375	12/01/24	27,557	26,316,935

LD Holdings Group LLC, Gtd. Notes, 144A(a)	6.125	04/01/28	14,375	9,306,538
LFS Topco LLC, Gtd. Notes, 144A	5.875	10/15/26	11,200	9,759,101

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)

Macquarie Airfinance Holdings Ltd. (United Kingdom), Sr. Unsec’d. Notes, 144A(a)	8.375%	05/01/28	1,175	$1,154,250
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.500	08/15/28	9,470	8,194,565
Gtd. Notes, 144A(a)	6.000	01/15/27	6,775	6,175,913
Navient Corp.,
Sr. Unsec’d. Notes	5.875	10/25/24	500	489,125
Sr. Unsec’d. Notes	6.750	06/25/25	5,150	5,010,490
Sr. Unsec’d. Notes, MTN	6.125	03/25/24	14,883	14,621,522
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28	2,525	1,986,351
Gtd. Notes	6.125	03/15/24	1,000	976,371
Gtd. Notes(a)	6.875	03/15/25	17,747	17,113,105
Gtd. Notes	7.125	03/15/26	17,838	17,058,986
Gtd. Notes	8.250	10/01/23	4,775	4,801,444

PennyMac Financial Services, Inc., Gtd. Notes, 144A	5.375	10/15/25	11,575	10,765,159
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., Gtd. Notes, 144A(a)	2.875	10/15/26	8,069	7,051,910
				166,489,326
Electric 2.1%
Calpine Corp.,
Sr. Sec’d. Notes, 144A	4.500	02/15/28	11,960	10,885,293
Sr. Sec’d. Notes, 144A(a)	5.250	06/01/26	7,765	7,534,867
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	17,347	15,555,354
NRG Energy, Inc.,
Gtd. Notes(a)	5.750	01/15/28	13,524	12,870,611
Gtd. Notes, 144A	5.250	06/15/29	10,250	9,248,626

PG&E Corp., Sr. Sec’d. Notes(a)	5.000	07/01/28	4,900	4,509,329
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27	18,241	17,143,317
Gtd. Notes, 144A	5.500	09/01/26	5,617	5,459,833
Gtd. Notes, 144A	5.625	02/15/27	16,133	15,527,665
				98,734,895

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electrical Components & Equipment 0.9%
Energizer Holdings, Inc., Gtd. Notes, 144A(a)	6.500%	12/31/27	16,843	$16,190,360
WESCO Distribution, Inc.,
Gtd. Notes, 144A	7.125	06/15/25	23,198	23,362,087
Gtd. Notes, 144A(a)	7.250	06/15/28	2,802	2,859,639
				42,412,086
Electronics 0.4%
Likewize Corp., Sr. Sec’d. Notes, 144A (original cost $16,666,646; purchased 10/08/20 - 04/26/22)(f)	9.750	10/15/25	16,109	14,994,324
Sensata Technologies BV,
Gtd. Notes, 144A	5.000	10/01/25	3,020	2,967,150
Gtd. Notes, 144A(a)	5.625	11/01/24	1,050	1,050,525
				19,011,999
Engineering & Construction 0.1%
AECOM, Gtd. Notes	5.125	03/15/27	3,815	3,680,746
Entertainment 3.3%
AMC Entertainment Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	10.000	06/15/26	2,036	1,295,234
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A	6.250	07/01/25	42,332	42,236,105
Sr. Sec’d. Notes, 144A	7.000	02/15/30	14,275	14,323,003

CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.375	05/01/26	19,144	18,526,832
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26	13,666	13,675,051
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	4.125	04/15/26	4,725	4,488,750
Sr. Sec’d. Notes, 144A	6.250	01/15/27	9,300	9,281,772
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	4,000	3,499,609
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	3,150	2,732,876

Motion Bondco DAC (United Kingdom), Gtd. Notes, 144A(a)	6.625	11/15/27	7,350	6,743,625

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Entertainment (cont’d.)

Penn Entertainment, Inc., Sr. Unsec’d. Notes, 144A	5.625%	01/15/27		24,783	$23,185,460
Scientific Games International, Inc., Gtd. Notes, 144A	8.625	07/01/25		10,410	10,653,147
					150,641,464
Environmental Control 0.0%
GFL Environmental, Inc. (Canada), Gtd. Notes, 144A	4.000	08/01/28		1,700	1,513,000
Foods 2.8%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	3.250	03/15/26		1,423	1,320,946
Gtd. Notes, 144A	4.625	01/15/27		18,925	17,985,938
Gtd. Notes, 144A	6.500	02/15/28		4,900	4,881,386
B&G Foods, Inc.,
Gtd. Notes(a)	5.250	04/01/25		25,380	23,925,082
Gtd. Notes(a)	5.250	09/15/27		22,026	18,721,531

Chobani LLC/Chobani Finance Corp., Inc., Gtd. Notes, 144A(a)	7.500	04/15/25		23,836	23,685,663
Market Bidco Finco PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.500	11/04/27	GBP	1,100	1,071,305
Pilgrim’s Pride Corp., Gtd. Notes, 144A	5.875	09/30/27		28,360	27,867,466
Post Holdings, Inc., Gtd. Notes, 144A(a)	5.625	01/15/28		7,501	7,217,186
					126,676,503
Gas 0.6%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25		9,549	9,189,944
Sr. Unsec’d. Notes	5.750	05/20/27		7,954	7,207,173
Sr. Unsec’d. Notes	5.875	08/20/26		11,889	11,061,323
					27,458,440
Healthcare-Services 2.3%
HCA, Inc., Gtd. Notes	7.050	12/01/27		15,705	16,553,885

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
Legacy LifePoint Health LLC,
Sr. Sec’d. Notes, 144A	4.375%	02/15/27	24,830	$18,698,111
Sr. Sec’d. Notes, 144A(a)	6.750	04/15/25	6,975	6,207,196

Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A	7.250	11/01/25	41,378	38,612,047
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A(a)	9.750	12/01/26	21,883	16,396,500
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.625	06/15/28	4,625	4,305,743
Sr. Sec’d. Notes	4.875	01/01/26	3,150	3,052,129
				103,825,611
Holding Companies-Diversified 0.0%
Benteler International AG (Austria), Sr. Sec’d. Notes, 144A	10.500	05/15/28	2,200	2,241,800
Home Builders 4.8%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	6.625	01/15/28	3,260	3,059,714
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	16,812	15,483,832
Gtd. Notes(a)	6.750	03/15/25	12,045	11,967,891
Gtd. Notes	7.250	10/15/29	6,417	6,097,396

Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada), Gtd. Notes, 144A	6.250	09/15/27	31,689	28,531,825
Century Communities, Inc., Gtd. Notes	6.750	06/01/27	6,996	6,989,253
Empire Communities Corp. (Canada), Sr. Unsec’d. Notes, 144A	7.000	12/15/25	34,212	31,303,980
Forestar Group, Inc.,
Gtd. Notes, 144A	3.850	05/15/26	18,060	16,643,147
Gtd. Notes, 144A	5.000	03/01/28	3,150	2,882,250

M/I Homes, Inc., Gtd. Notes	4.950	02/01/28	8,974	8,377,339
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250	12/15/27	33,644	31,007,993
Meritage Homes Corp., Gtd. Notes	6.000	06/01/25	5,200	5,212,177

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)

Shea Homes LP/Shea Homes Funding Corp., Sr. Unsec’d. Notes	4.750%	02/15/28	6,075	$5,360,683
STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	7.500	02/15/26	11,259	10,159,074
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	2,218	2,151,449
Gtd. Notes, 144A	5.875	06/15/27	8,681	8,463,634

Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.625	03/01/24	6,397	6,333,030
Tri Pointe Homes, Inc.,
Gtd. Notes	5.250	06/01/27	21,693	20,572,227
Gtd. Notes	5.700	06/15/28	2,393	2,304,049
				222,900,943
Household Products/Wares 0.1%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada),
Gtd. Notes, 144A(a)	7.000	12/31/27	4,500	3,847,500
Sr. Sec’d. Notes, 144A	5.000	12/31/26	2,736	2,496,600
				6,344,100
Housewares 0.2%
Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.375	02/01/32	1,050	839,515
Gtd. Notes(a)	4.500	10/15/29	7,975	6,826,595
				7,666,110
Internet 1.9%
Cablevision Lightpath LLC, Sr. Sec’d. Notes, 144A	3.875	09/15/27	11,805	9,636,687
Cogent Communications Group, Inc., Sr. Sec’d. Notes, 144A	3.500	05/01/26	1,150	1,057,968
Gen Digital, Inc., Sr. Unsec’d. Notes, 144A	5.000	04/15/25	47,505	46,434,201

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Internet (cont’d.)
Go Daddy Operating Co. LLC/GD Finance Co., Inc., Gtd. Notes, 144A(a)	5.250%	12/01/27	15,010	$14,393,647
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc., Sr. Sec’d. Notes, 144A	4.750	04/30/27	16,180	13,840,458
				85,362,961
Iron/Steel 0.6%
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29	6,361	6,314,654
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	6.750	04/15/30	3,000	2,834,439
Sr. Sec’d. Notes, 144A(a)	6.750	03/15/26	18,100	18,316,641
				27,465,734
Leisure Time 1.6%
Lindblad Expeditions Holdings, Inc., Sr. Sec’d. Notes, 144A	9.000	05/15/28	4,375	4,362,453
NCL Corp. Ltd.,
Gtd. Notes, 144A(a)	5.875	03/15/26	6,775	6,165,250
Sr. Sec’d. Notes, 144A	5.875	02/15/27	6,325	6,024,341
Sr. Sec’d. Notes, 144A(a)	8.375	02/01/28	4,725	4,878,090
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A(a)	7.250	01/15/30	2,075	2,086,672
Sr. Unsec’d. Notes, 144A(a)	5.375	07/15/27	11,244	10,400,700
Sr. Unsec’d. Notes, 144A(a)	5.500	04/01/28	7,875	7,215,469
Sr. Unsec’d. Notes, 144A(a)	11.625	08/15/27	26,700	28,952,813

Viking Cruises Ltd., Gtd. Notes, 144A	6.250	05/15/25	3,000	2,910,000
				72,995,788
Lodging 2.8%
Genting New York LLC/GENNY Capital, Inc., Sr. Unsec’d. Notes, 144A	3.300	02/15/26	15,211	13,638,966
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes	2.900	06/25/25	900	841,545
Sr. Unsec’d. Notes	3.500	08/18/26	700	647,551
MGM Resorts International,
Gtd. Notes	4.625	09/01/26	12,877	12,162,211
Gtd. Notes(a)	4.750	10/15/28	15,964	14,538,482

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Lodging (cont’d.)
MGM Resorts International, (cont’d.)
Gtd. Notes(a)	5.500%	04/15/27	17,000	$16,277,907
Gtd. Notes	5.750	06/15/25	965	958,974
Gtd. Notes(a)	6.750	05/01/25	8,821	8,856,527

Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A	5.875	05/15/25	23,495	22,605,279
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A(a)	5.500	01/15/26	26,232	23,994,673
Sr. Unsec’d. Notes, 144A	5.500	10/01/27	12,650	10,976,405
Sr. Unsec’d. Notes, 144A	5.625	08/26/28	2,337	1,968,923
				127,467,443
Machinery-Diversified 1.4%
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A (original cost $40,341,570; purchased 08/22/19 - 04/21/22)(a)(f)	10.125	08/01/24	38,660	38,702,163
TK Elevator US Newco, Inc. (Germany), Sr. Sec’d. Notes, 144A	5.250	07/15/27	26,957	24,760,544
				63,462,707
Media 9.6%
AMC Networks, Inc., Gtd. Notes(a)	5.000	04/01/24	12,485	12,303,511
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	25,695	23,355,219
Sr. Unsec’d. Notes, 144A	5.125	05/01/27	49,579	46,023,332
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	22,504	22,033,951
CSC Holdings LLC,
Gtd. Notes, 144A	5.375	02/01/28	21,500	16,968,345
Gtd. Notes, 144A	5.500	04/15/27	45,376	37,033,856
Sr. Unsec’d. Notes, 144A(a)	7.500	04/01/28	12,585	6,838,249

Diamond Sports Group LLC/Diamond Sports Finance Co., Sec’d. Notes, 144A	5.375	08/15/26(d)	18,919	785,209
DISH DBS Corp.,
Gtd. Notes(a)	5.875	11/15/24	17,902	15,332,324
Gtd. Notes	7.750	07/01/26	44,200	25,315,887

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27	7,925	7,620,154

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
Gray Television, Inc.,
Gtd. Notes, 144A(a)	5.875%	07/15/26	39,512	$34,046,083
Gtd. Notes, 144A(a)	7.000	05/15/27	2,000	1,651,442
iHeartCommunications, Inc.,
Gtd. Notes(a)	8.375	05/01/27	16,615	9,346,905
Sr. Sec’d. Notes	6.375	05/01/26	27,573	20,935,587

Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A	5.375	08/15/27	23,983	22,279,963
Nexstar Media, Inc., Gtd. Notes, 144A(a)	5.625	07/15/27	40,350	37,020,966
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Sec’d. Notes, 144A(a)	4.500	09/15/26	24,349	18,755,975
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.125	02/15/27	12,106	9,912,148
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(a)	5.125	02/15/25	55,982	54,457,728
Sr. Sec’d. Notes, 144A	6.625	06/01/27	12,490	11,841,164

Videotron Ltd. (Canada), Gtd. Notes, 144A	5.375	06/15/24	7,288	7,196,681
				441,054,679
Mining 1.9%
Constellium SE, Gtd. Notes, 144A	5.875	02/15/26	3,711	3,646,280
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.875	03/01/26	800	775,000
Gtd. Notes, 144A	6.875	10/15/27	2,400	2,274,000
Gtd. Notes, 144A(a)	7.500	04/01/25	17,331	17,280,090

Freeport-McMoRan, Inc., Gtd. Notes	4.375	08/01/28	1,820	1,712,084
Hecla Mining Co., Gtd. Notes	7.250	02/15/28	3,225	3,179,315
Hudbay Minerals, Inc. (Canada), Gtd. Notes, 144A	4.500	04/01/26	20,485	18,777,166
New Gold, Inc. (Canada), Gtd. Notes, 144A	7.500	07/15/27	5,550	5,207,232
Novelis Corp.,
Gtd. Notes, 144A(a)	3.250	11/15/26	25,674	23,182,705
Gtd. Notes, 144A(a)	4.750	01/30/30	12,094	10,733,563
				86,767,435

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Miscellaneous Manufacturing 0.2%
Amsted Industries, Inc., Gtd. Notes, 144A	5.625%	07/01/27	8,461	$8,161,740
Oil & Gas 4.4%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	8.250	02/15/26	10,425	10,096,283
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes^	7.875	12/15/24(d)	10,985	74,698
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26	1,750	1,675,831
Gtd. Notes, 144A	9.000	11/01/27	7,789	9,638,477
Sr. Unsec’d. Notes, 144A	8.250	12/31/28	20,413	19,729,776

Athabasca Oil Corp. (Canada), Sec’d. Notes, 144A	9.750	11/01/26	18,792	19,614,150
Chesapeake Energy Corp., Gtd. Notes, 144A	5.500	02/01/26	2,425	2,361,297
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A(a)	6.375	06/15/26	14,500	14,003,802
Sr. Sec’d. Notes, 144A	7.000	06/15/25	9,285	9,121,561

CNX Resources Corp., Gtd. Notes, 144A	7.250	03/14/27	6,675	6,580,560
Crescent Energy Finance LLC, Sr. Unsec’d. Notes, 144A(a)	9.250	02/15/28	3,675	3,555,669
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	01/30/28	11,943	11,827,346
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	1,200	1,081,337
Sr. Unsec’d. Notes, 144A	6.250	11/01/28	1,000	938,213

MEG Energy Corp. (Canada), Gtd. Notes, 144A(a)	7.125	02/01/27	10,907	11,068,424
Nabors Industries Ltd., Gtd. Notes, 144A(a)	7.250	01/15/26	6,225	5,680,312
Nabors Industries, Inc.,
Gtd. Notes	5.750	02/01/25	4,190	4,001,519
Gtd. Notes, 144A(a)	7.375	05/15/27	7,625	7,160,648

Noble Finance II LLC, Gtd. Notes, 144A	8.000	04/15/30	1,325	1,343,009
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	5.875	09/01/25	4,250	4,249,460
Sr. Unsec’d. Notes	7.150	05/15/28	5,000	5,200,590

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Parkland Corp. (Canada), Gtd. Notes, 144A(a)	5.875%	07/15/27		11,915	$11,408,612
Precision Drilling Corp. (Canada), Gtd. Notes, 144A	7.125	01/15/26		8,221	8,091,684
Preem Holdings AB (Sweden), Sr. Unsec’d. Notes, 144A	12.000	06/30/27	EUR	10,460	11,963,114
Southwestern Energy Co.,
Gtd. Notes	5.375	02/01/29		3,175	2,955,509
Gtd. Notes	5.375	03/15/30		5,600	5,150,329
Gtd. Notes(a)	8.375	09/15/28		3,284	3,422,318
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	5.875	03/15/28		865	833,273
Gtd. Notes	6.000	04/15/27		6,575	6,463,801

Valaris Ltd., Sec’d. Notes, 144A(a)	8.375	04/30/30		2,200	2,194,500
					201,486,102
Packaging & Containers 1.7%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes, 144A(a)	4.125	08/15/26		4,853	4,516,299
Sr. Unsec’d. Notes, 144A(a)	5.250	08/15/27		3,150	2,634,187

Graham Packaging Co., Inc., Gtd. Notes, 144A	7.125	08/15/28		11,950	10,136,086
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), Sr. Sec’d. Notes, 144A	6.000	09/15/28		17,732	14,534,388
LABL, Inc.,
Sr. Sec’d. Notes, 144A(a)	5.875	11/01/28		10,900	9,812,403
Sr. Sec’d. Notes, 144A	6.750	07/15/26		7,075	6,812,124
Sr. Sec’d. Notes, 144A	9.500	11/01/28		2,075	2,085,141
Sr. Unsec’d. Notes, 144A(a)	10.500	07/15/27		5,450	5,064,272

Mauser Packaging Solutions Holding Co., Sr. Sec’d. Notes, 144A	7.875	08/15/26		4,775	4,732,484
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A(a)	6.375	08/15/25		5,435	5,480,192
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., Sr. Sec’d. Notes, 144A(a)	4.375	10/15/28		3,205	2,790,140

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers (cont’d.)

Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, Sr. Sec’d. Notes, 144A(a)	4.000%	10/15/27	1,625	$1,431,749
Sealed Air Corp./Sealed Air Corp. US, Gtd. Notes, 144A(a)	6.125	02/01/28	1,275	1,263,144
Trident TPI Holdings, Inc., Gtd. Notes, 144A	12.750	12/31/28	7,675	7,876,213
				79,168,822
Pharmaceuticals 1.5%
AdaptHealth LLC, Gtd. Notes, 144A	6.125	08/01/28	17,601	14,802,165
Bausch Health Americas, Inc., Gtd. Notes, 144A(a)	8.500	01/31/27	38,200	20,177,516
Bausch Health Cos., Inc.,
Gtd. Notes, 144A(a)	5.000	01/30/28	4,150	1,846,750
Gtd. Notes, 144A(a)	7.000	01/15/28	3,468	1,595,280
Sr. Sec’d. Notes, 144A	4.875	06/01/28	784	470,322

Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Sec’d. Notes, 144A	4.125	04/30/28	1,288	1,147,209
P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A	7.750	11/15/25	36,954	29,454,559
				69,493,801
Pipelines 1.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.750	03/01/27	4,000	3,836,960
Gtd. Notes, 144A	7.875	05/15/26	24,275	24,670,452
EQM Midstream Partners LP,
Sr. Unsec’d. Notes(a)	4.125	12/01/26	4,129	3,802,129
Sr. Unsec’d. Notes, 144A	6.000	07/01/25	920	910,941
Sr. Unsec’d. Notes, 144A(a)	6.500	07/01/27	6,100	5,971,737
Sr. Unsec’d. Notes, 144A	7.500	06/01/27	5,315	5,340,780

Global Partners LP/GLP Finance Corp., Gtd. Notes	7.000	08/01/27	6,197	5,950,444
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	3.600	05/15/25	7,020	6,662,318
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	5,265	4,746,244

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., (cont’d.)
Gtd. Notes, 144A	6.000%	03/01/27		9,092	$8,541,563
Gtd. Notes, 144A	7.500	10/01/25		6,562	6,568,427
Western Midstream Operating LP,
Sr. Unsec’d. Notes	3.350	02/01/25		3,180	3,034,336
Sr. Unsec’d. Notes	3.950	06/01/25		3,050	2,933,436
					82,969,767
Real Estate 1.4%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A(a)	7.875	11/15/25		37,434	33,164,081
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25		8,150	7,837,932
Howard Hughes Corp. (The), Gtd. Notes, 144A	5.375	08/01/28		27,588	24,576,505
					65,578,518
Real Estate Investment Trusts (REITs) 2.5%
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31		675	483,414
Gtd. Notes	9.750	06/15/25		21,703	21,017,326
Sr. Unsec’d. Notes(a)	4.750	05/01/24		10,585	9,653,451
Sr. Unsec’d. Notes(a)	4.750	02/15/28		2,200	1,496,392
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	0.993	10/15/26	EUR	3,100	2,387,110
Gtd. Notes(a)	5.000	10/15/27		17,063	14,024,244

Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Sec’d. Notes, 144A	7.500	06/01/25		21,604	21,627,063
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes(a)	4.750	10/15/27		12,414	11,585,174
Sabra Health Care LP, Gtd. Notes	5.125	08/15/26		650	615,962
SBA Communications Corp., Sr. Unsec’d. Notes(a)	3.875	02/15/27		21,953	20,232,989
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.250	12/01/26		4,290	4,027,922
Gtd. Notes, 144A	4.500	09/01/26		10,120	9,577,898
					116,728,945

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Retail 1.9%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A(a)	4.375%	01/15/28		7,025	$6,436,656
Sr. Sec’d. Notes, 144A	3.875	01/15/28		632	577,932

At Home Group, Inc., Sr. Sec’d. Notes, 144A	4.875	07/15/28		725	413,163
Brinker International, Inc., Gtd. Notes, 144A	5.000	10/01/24		6,618	6,516,783
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.375	02/07/25	EUR	5,307	5,450,001
Sr. Sec’d. Notes(a)	6.250	10/30/25	EUR	6,809	7,000,885
Sr. Sec’d. Notes, 144A	6.750	02/07/25		23,050	22,097,113
Sr. Sec’d. Notes, 144A	8.500	10/30/25		17,426	16,802,672

Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $3,371,010; purchased 08/22/22 - 03/17/23)(f)	5.375	04/01/26		3,725	3,397,467
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625	12/01/25		13,845	13,649,920
White Cap Parent LLC, Sr. Unsec’d. Notes, 144A, Cash coupon 8.250% or PIK 9.000%(a)	8.250	03/15/26		5,000	4,713,964
					87,056,556
Software 2.3%
Black Knight InfoServ LLC, Gtd. Notes, 144A	3.625	09/01/28		11,007	9,889,970
Boxer Parent Co., Inc.,
Sec’d. Notes, 144A	9.125	03/01/26		650	639,331
Sr. Sec’d. Notes, 144A	7.125	10/02/25		16,590	16,636,850

Camelot Finance SA, Sr. Sec’d. Notes, 144A	4.500	11/01/26		66,801	62,291,932
Clarivate Science Holdings Corp., Sr. Sec’d. Notes, 144A(a)	3.875	07/01/28		9,585	8,459,330
SS&C Technologies, Inc., Gtd. Notes, 144A	5.500	09/30/27		8,000	7,635,719
					105,553,132
Telecommunications 5.1%
Altice France SA (France), Sr. Sec’d. Notes, 144A	8.125	02/01/27		32,099	27,565,016

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Digicel Group Holdings Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000%	8.000%	04/01/25	1,110	$433,802
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A	8.000	12/31/26	3,128	672,458
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%	13.000	12/31/25	11,761	7,997,683
Sr. Sec’d. Notes, 144A(a)	8.750	05/25/24	15,663	14,335,561
Sr. Sec’d. Notes, 144A	8.750	05/25/24	14,353	13,081,918

Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750	07/01/23	11,300	2,147,000
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A	6.500	10/15/26	13,270	12,470,350
Sr. Sec’d. Notes, 144A(a)	7.000	10/15/28	4,425	4,109,719

Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes^(a)	5.500	08/01/23(d)	6,971	7
Level 3 Financing, Inc.,
Gtd. Notes, 144A	4.250	07/01/28	10,200	5,731,843
Gtd. Notes, 144A	4.625	09/15/27	10,980	6,851,016
Sr. Sec’d. Notes, 144A	3.400	03/01/27	20,922	16,539,172

Rogers Communications, Inc. (Canada), Gtd. Notes	4.100	10/01/23	12,519	12,437,098
Sprint LLC,
Gtd. Notes	7.125	06/15/24	11,700	11,821,443
Gtd. Notes	7.625	02/15/25	2,215	2,270,524
Gtd. Notes	7.625	03/01/26	2,600	2,722,012
Gtd. Notes	7.875	09/15/23	32,839	32,981,976

T-Mobile USA, Inc., Gtd. Notes	2.625	04/15/26	1,052	980,935
Viasat, Inc.,
Sr. Sec’d. Notes, 144A	5.625	04/15/27	7,282	6,864,430
Sr. Unsec’d. Notes, 144A	5.625	09/15/25	40,439	38,865,680

Zayo Group Holdings, Inc., Sr. Sec’d. Notes, 144A(a)	4.000	03/01/27	19,999	14,002,039
				234,881,682
Transportation 0.4%
XPO Escrow Sub LLC, Gtd. Notes, 144A	7.500	11/15/27	2,625	2,702,172

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Transportation (cont’d.)
XPO, Inc.,
Gtd. Notes, 144A	6.250%	05/01/25	1,514	$1,499,049
Gtd. Notes, 144A	7.125	06/01/31	625	619,189
Sr. Sec’d. Notes, 144A	6.250	06/01/28	13,025	12,829,665
				17,650,075
Trucking & Leasing 0.1%
Fortress Transportation & Infrastructure Investors LLC, Gtd. Notes, 144A	5.500	05/01/28	6,125	5,497,609

Total Corporate Bonds (cost $4,046,271,262)				3,697,589,686
Floating Rate and Other Loans 8.2%
Airlines 0.5%
United Airlines, Inc., Class B Term Loan, 1 Month LIBOR + 3.750%	8.888(c)	04/21/28	21,361	21,216,539
Chemicals 0.7%
Diamond BC BV, Term Loan B, 1 Month SOFR + 2.864%	8.037(c)	09/29/28	12,443	12,412,949
Starfruit Finco BV (Netherlands), Initial Dollar Term Loan, 3 Month SOFR + 2.850%	7.895(c)	10/01/25	10,561	10,512,335
Venator Materials LLC,
DIP Loan, 1 Month SOFR + 10.000%	15.068(c)	12/31/23	2,979	2,994,096
Initial Term Loan	9.360	08/08/24	9,301	5,348,350
				31,267,730
Commercial Services 1.0%
Cimpress PLC, Tranche B-1 Term Loan, 1 Month LIBOR + 3.500%	8.654(c)	05/17/28	7,074	6,746,828
Mavis Tire Express Services TopCo LP, First Lien Initial Term Loan, 1 Month SOFR + 4.000%	9.268(c)	05/04/28	14,663	14,113,010

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Commercial Services (cont’d.)
Trans Union LLC, 2021 Incremental Term B-6 Loan, 1 Month SOFR + 2.364%	7.518%(c)	12/01/28	12,258	$12,159,386
Verscend Holding Corp., New Term Loan B, 1 Month LIBOR + 4.000%	9.154(c)	08/27/25	14,670	14,626,163
				47,645,387
Computers 0.5%
McAfee Corp., Tranche B-1 Term Loan, 1 Month SOFR + 3.850%	8.843(c)	03/01/29	23,057	21,529,401
Electric 0.1%
Heritage Power LLC, Term Loan B, 3 Month LIBOR + 5.000%	12.500(c)	07/30/26	10,368	3,081,782
Entertainment 0.1%
Golden Entertainment, Inc.,
Term B Facility Loan (First Lien), 1 Month LIBOR + 3.000%	8.073(c)	10/21/24	878	875,861
Term B1 Facility Term Loan, 1 Month SOFR + 2.850%^	7.961(c)	05/28/30	6,126	6,088,029
				6,963,890
Healthcare-Products 0.4%
Mozart Borrower LP, Initial Dollar Term Loan, 1 Month LIBOR + 3.250%	8.404(c)	10/23/28	20,182	19,538,579
Healthcare-Services 0.3%
LifePoint Health, Inc., First Lien Term B Loan, 3 Month LIBOR + 3.750%	9.023(c)	11/16/25	14,566	12,808,854
Insurance 0.2%
Acrisure LLC,
2021-1 Additional Term Loan, 1 Month LIBOR + 3.750%	8.904(c)	02/15/27	4,350	4,050,938
Term Loan B 2020, 1 Month LIBOR + 3.500%	8.654(c)	02/15/27	4,600	4,272,250

Asurion LLC, New B-9 Term Loan, 1 Month LIBOR + 3.250%	8.404(c)	07/31/27	2,034	1,844,130
				10,167,318

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Media 0.4%
CSC Holdings LLC, 2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	9.559%(c)	01/18/28	10,279	$9,032,237
Diamond Sports Group LLC,
First Lien Term Loan, 6 Month SOFR + 8.250%	13.064(c)	05/25/26	1,828	1,370,955
Second Lien Term Loan	9.360	08/24/26	1,542	74,714

Radiate Holdco LLC, Amendment No. 6 Term Loan, 1 Month LIBOR + 3.250%	8.404(c)	09/25/26	6,000	4,964,166
Univision Communications, Inc., 2021 Replacement Term Loan, 1 Month LIBOR + 3.250%	8.404(c)	03/15/26	4,942	4,766,350
				20,208,422
Packaging & Containers 0.4%
Trident TPI Holdings, Inc.,
First Lien Tranche B-3 Initial Term Loan, 3 Month LIBOR + 4.000%	9.159(c)	09/15/28	4,213	4,015,270
Tranche B-5 Initial Term Loan, 1 Month SOFR + 4.500%	9.653(c)	09/15/28	14,220	13,590,093
				17,605,363
Retail 0.4%
Great Outdoors Group LLC, Term B-2 Loan, 1 Month LIBOR + 3.750%	8.904(c)	03/06/28	9,157	8,880,152
LBM Acquisition LLC, First Lien Initial Term Loan, 1 Month LIBOR + 3.750%	8.904(c)	12/17/27	7,799	7,114,453
White Cap Buyer LLC, Initial Closing Date Term Loan, 1 Month SOFR + 3.750%	8.903(c)	10/19/27	3,920	3,849,443
				19,844,048
Software 1.7%
athenahealth, Inc., Initial Term Loan, 1 Month SOFR + 3.500%	8.598(c)	02/15/29	6,230	5,856,353
Boxer Parent Co., Inc.,
2021 Replacement Dollar Term Loan, 1 Month LIBOR + 3.750%	8.904(c)	10/02/25	18,626	18,344,670

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Software (cont’d.)
Boxer Parent Co., Inc., (cont’d.)
Second Lien Incremental Term Loan, 1 Month LIBOR + 5.500%	10.654%(c)	02/27/26	1,125	$1,083,868

Camelot Co. (Luxembourg), Amendment No 2 Incremental Term Loans, 1 Month SOFR + 3.114%	8.268(c)	10/30/26	2,453	2,422,043
Dun & Bradstreet Corp., Term Loan B, 1 Month LIBOR + 3.250%	8.410(c)	02/06/26	9,510	9,450,586
Finastra USA, Inc., First Lien Dollar Term Loan, 2 Month LIBOR + 3.500%	8.655(c)	06/13/24	33,346	31,649,620
Skillsoft Finance II, Inc., Initial Term Loan, 1 Month SOFR + 5.364%	10.419(c)	07/14/28	11,483	9,724,962
				78,532,102
Telecommunications 1.5%
Digicel International Finance Ltd. (Jamaica), First Lien Initial Term B Loan, 1 Month LIBOR + 3.250%	8.410(c)	05/27/24	10,710	9,759,410
Intelsat Jackson Holdings SA (Luxembourg), Term B Loan, 3 Month SOFR + 4.400%	9.443(c)	02/01/29	27,155	26,670,556
Intrado Corp., Initial Term Loan, 3 Month SOFR + 4.000%	9.045(c)	01/31/30	4,070	3,969,268
MLN US Holdco LLC,
3L Term B Loans, 3 Month SOFR + 9.250%^	14.332(c)	10/18/27	4	1,920
Initial Term Loan, 3 Month SOFR + 6.440%	11.522(c)	10/18/27	244	207,715
Initial Term Loan (Second Out (1st Lien Roll-Up)), 3 Month SOFR + 6.700%	11.782(c)	10/18/27	552	303,528

Viasat, Inc., Initial Term Loan, 1 Month SOFR + 4.500%	9.653(c)	03/02/29	14,056	13,469,971
Xplornet Communications, Inc. (Canada), First Lien Refinancing Term Loan, 1 Month LIBOR + 4.000%	9.154(c)	10/02/28	16,497	13,218,307
				67,600,675

Total Floating Rate and Other Loans (cost $402,012,233)				378,010,090
Sovereign Bonds 0.0%
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes, 144A	1.500(cc)	07/31/40	125	38,680

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Ecuador Government International Bond (Ecuador), (cont’d.)
Sr. Unsec’d. Notes, 144A	2.500%(cc)	07/31/35	535	$181,874
Sr. Unsec’d. Notes, 144A	5.500(cc)	07/31/30	324	155,925
Sr. Unsec’d. Notes, 144A	6.608(s)	07/31/30	92	26,765

Total Sovereign Bonds (cost $833,024)				403,244
U.S. Treasury Obligations(k) 3.6%
U.S. Treasury Notes	2.500	04/30/24	52,245	50,949,079
U.S. Treasury Notes(h)	4.250	09/30/24	116,645	115,665,364

Total U.S. Treasury Obligations (cost $168,936,539)				166,614,443

	Shares
Common Stocks 1.1%
Chemicals 0.1%
TPC Group, Inc.*^	319,092	6,381,840
Electric Utilities 0.1%
GenOn Energy Holdings, Inc. (Class A Stock)*^(a)	41,315	4,131,500
Gas Utilities 0.2%
Ferrellgas Partners LP (Class B Stock) (original cost $15,214,802; purchased 05/06/15 - 06/06/22)^(f)	55,306	6,972,522
Hotels, Restaurants & Leisure 0.2%
CEC Entertainment, Inc.*	366,068	6,955,292
Oil, Gas & Consumable Fuels 0.5%
Chesapeake Energy Corp.	319,821	24,066,530
Wireless Telecommunication Services 0.0%
Intelsat Emergence SA (Luxembourg)*	65,184	1,701,302

Total Common Stocks (cost $20,768,230)		50,208,986

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Units	Value
Rights* 0.0%
Wireless Telecommunication Services
Intelsat Jackson Holdings SA, Series A (Luxembourg), CVR, expiring 12/05/25^	6,825	$65,048
Intelsat Jackson Holdings SA, Series B (Luxembourg), CVR, expiring 12/05/25^	6,825	13,510

Total Rights (cost $0)		78,558

Total Long-Term Investments (cost $4,793,171,969)		4,447,521,025

	Shares
Short-Term Investments 12.5%
Affiliated Mutual Funds
PGIM Core Short-Term Bond Fund(wc)	5,673,001	51,737,772
PGIM Core Ultra Short Bond Fund(wc)	50,860,195	50,860,195
PGIM Institutional Money Market Fund (cost $472,863,814; includes $470,650,815 of cash collateral for securities on loan)(b)(wc)	473,331,207	473,047,209

Total Short-Term Investments (cost $575,462,327)		575,645,176

TOTAL INVESTMENTS 109.2% (cost $5,368,634,296)		5,023,166,201
Liabilities in excess of other assets(z) (9.2)%		(421,169,213)

Net Assets 100.0%		$4,601,996,988

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
GBP—British Pound

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BNP—BNP Paribas S.A.
BNYM—Bank of New York Mellon
BOA—Bank of America, N.A.
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
CVR—Contingent Value Rights
DAC—Designated Activity Company
DIP—Debtor-In-Possession
GSI—Goldman Sachs International

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
iBoxx—Bond Market Indices
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
MTN—Medium Term Note
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
T—Swap payment upon termination

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $23,729,074 and 0.5% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $462,153,165; cash collateral of $470,650,815 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $75,594,028. The aggregate value of $64,066,476 is 1.4% of net assets.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wc)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitment outstanding at May 31, 2023:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
athenahealth, Inc., Initial Delayed Draw Term Loan, 1 Month SOFR + 3.500% (Cap N/A, Floor 0.000%), 3.500%(c), Maturity Date 02/15/29 (cost $711,599)	765	$719,439	$7,840	$—

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Futures contracts outstanding at May 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,462	2 Year U.S. Treasury Notes	Sep. 2023	$300,920,720	$(1,113,973)
12	5 Year Euro-Bobl	Jun. 2023	1,515,358	39,368
37	5 Year Euro-Bobl	Sep. 2023	4,645,461	23,304
4,449	5 Year U.S. Treasury Notes	Sep. 2023	485,288,600	(2,220,137)
4	20 Year U.S. Treasury Bonds	Sep. 2023	513,375	4,760
19	30 Year U.S. Ultra Treasury Bonds	Sep. 2023	2,600,625	27,209
3	Euro Schatz Index	Jun. 2023	338,692	3,124
				(3,236,345)
Short Positions:
25	10 Year Euro-Bund	Jun. 2023	3,635,596	(128,857)
352	10 Year U.S. Treasury Notes	Sep. 2023	40,293,000	35,224
				(93,633)
				$(3,329,978)
Forward foreign currency exchange contracts outstanding at May 31, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 06/02/23	GSI	GBP	2,129	$2,632,610	$2,647,936	$15,326	$—
Euro,
Expiring 06/02/23	GSI	EUR	25,757	27,727,340	27,534,641	—	(192,699)
				$30,359,950	$30,182,577	15,326	(192,699)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 06/02/23	BNYM	GBP	2,129	$2,653,074	$2,647,936	$5,138	$—
Expiring 07/05/23	GSI	GBP	2,129	2,634,405	2,649,810	—	(15,405)
Euro,
Expiring 06/02/23	BOA	EUR	25,757	28,394,870	27,534,641	860,229	—
Expiring 07/05/23	GSI	EUR	25,757	27,781,069	27,588,443	192,626	—
				$61,463,418	$60,420,830	1,057,993	(15,405)
						$1,073,319	$(208,104)

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at May 31, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at May 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.HY.40.V1	06/20/28	5.000%(Q)	60,464	$(660,497)	$(1,257,992)	$(597,495)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Total return swap agreements outstanding at May 31, 2023:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 5.080%	BNP	06/20/23	(8,900)	$165,188	$—	$165,188
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 5.080%	BNP	09/20/23	(8,900)	159,288	—	159,288
					$324,476	$—	$324,476
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).